FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk-adjusted discount rate	18.00%	7.50%
Impairment of Intangible Assets, Finite-lived	$ 826
Risk-adjusted discount rate	18.00%	7.50%